Summary of Significant Accounting Policies (Details) (Predecessor)	Dec. 31, 2012
J.G. Wentworth SSC, LP | Orchard Acquisition Company, LLC
Information of wholly-owned subsidiaries
Ownership percentage	99.50%
J.G. Wentworth SSC, LP | J.G. Wentworth Structured Settlement Funding II, LLC
Information of wholly-owned subsidiaries
Ownership percentage	0.50%
R.C. Henderson, LLC | J.G. Wentworth Originations, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
R.C. Henderson, LLC | Peachtree Settlement Funding, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
JGW IV, LLC | J.G. Wentworth Originations, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
JGW IV, LLC | Peachtree Settlement Funding, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
JGW V, LLC | J.G. Wentworth Originations, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
JGW V, LLC | Peachtree Settlement Funding, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
JGW VI, LLC | J.G. Wentworth Originations, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
JGW VI, LLC | Peachtree Settlement Funding, LLC
Information of wholly-owned subsidiaries
Ownership percentage	50.00%
Peachtree Lottery Holding, LLC | Settlement Funding, LLC
Information of wholly-owned subsidiaries
Ownership percentage	75.00%
Peachtree Lottery Holding, LLC | Peachtree Lottery, Inc.
Information of wholly-owned subsidiaries
Ownership percentage	25.00%